ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN - Nature of Operations and Business Combination (Details)					9 Months Ended	12 Months Ended
	Aug. 02, 2024 USD ($) D $ / shares	Nov. 06, 2023 USD ($) item $ / shares	Aug. 11, 2023 USD ($)	Jun. 11, 2023 item $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) product item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 13, 2022 $ / shares	Oct. 06, 2021 shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, shares issued | shares					21,124,057	5,291,381
Common stock, shares outstanding | shares					21,124,057	5,291,381
Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, shares issued | shares					21,124,057
Common stock, shares outstanding | shares					21,124,057
Meteora | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares to be issued | shares							6,600,000
Estimated redemption price per share | $ / shares							$ 10.19
Prepayment amount					$ 37,000,000
Percentage of prepayment shortfall					1.00%
Amount of additional consideration					$ 500,000
Minimum VWAP per share | $ / shares	$ 2				$ 7.5
Threshold trading days					20 days
Threshold trading day period					30 days
Percentage of reduction in prepayment shortfall	0.50%
Maximum number of days to provide written notice to request additional prepayment shortfall	45 days
Amount of additional shortfall request	$ 300,000
Recovery of an outstanding prepayment shortfall (as percentage)	120.00%
Number of trading days prior to as additional shortfall request | D	10
Number of times the value of current shares is greater than additional shortfall request | D	7
Number of trading days prior to the average daily value in additional shortfall request | D	10
Number of times the average daily value of shares is greater than additional shortfall request | D	7
Documented Fees and Expenses					$ 575,000
Meteora | Minimum | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
VWAP Triggered price per share | $ / shares					$ 5
Meteora | Maximum | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Amount of indebtedness					$ 25,000,000
Meteora | Class A common stock | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares purchased from redeeming stockholders | shares					3,288,466
Monterey Capital Acquisition Corporation
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of initial businesses combination minimum | item						1
Redemption of class a common stock						$ 20,961,169	$ 0
Amount held in trust account						78,702,824	$ 94,209,804
Maximum number of times that the period to consummate the initial business combination can be extended | item		6		6
Term by which the period to consummate initial business combination shall be extended each time		1 month		1 month
Maximum payment to be made by ConnectM for each monthly extension		$ 414,000
Aggregate payment to be made by ConnectM for all monthly extensions		$ 2,484,000
Number Of Monthly Extensions Available To Consummate Initial Business Combination | item		6
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares		$ 0.045		$ 0.045
Redemption limitation		$ 5,000,001
Second Extension Payment			$ 920,000
Monterey Capital Acquisition Corporation | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum forward purchase transaction amount						75,000
Quarterly fee paid						$ 5,000
Share price | $ / shares						$ 0.05
Disposition of share price | $ / shares						$ 0.03
Monterey Capital Acquisition Corporation | ConnectM
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issued as merger consideration | shares						14,500,000
Threshold trading day period						30 days
Period for written notice						2 days
Reimbursement of transaction expenses						$ 1,200,000
Period for written notice given by Acquiree						15 days
Monterey Capital Acquisition Corporation | ConnectM | Lock-Up Agreement/Transfer Restrictions
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Threshold trading days						20 days
Period after closing date						150 days
Price of stock equals for not to transfer any shares of common stock | $ / shares						$ 16.5
Period agreed for not to transfer any shares of common stock						180 days
Monterey Capital Acquisition Corporation | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, shares issued | shares						7,376,125
Common stock, shares outstanding | shares							9,338,000
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Redemption of class a common stock						$ 20,961,169
Redemption price per share | $ / shares		$ 10.68
Amount removed from Trust Account for redemption		$ 20,961,169
Monterey Capital Acquisition Corporation | Class B Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, shares issued | shares						2,300,000	2,300,000
Common stock, shares outstanding | shares						2,300,000	2,300,000
Monterey Capital Acquisition Corporation | Class B Common Stock | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, shares issued | shares									2,875,000
Monterey Capital Acquisition Corporation | Meteora | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Amount held in trust account						$ 78,702,824
Estimated redemption price per share | $ / shares						$ 10.88
Estimated income and franchise taxes to be paid						$ 30,533
Minimum beneficial ownership percentage by Meteora on a post-merger pro forma basis						9.90%
Percentage of prepayment shortfall						1.00%
Percentage of proceeds from sales equals to prepayment shortfall						100.00%
Minimum VWAP per share | $ / shares						$ 7.5
Threshold trading days						20 days
Threshold trading day period						30 days
Period after closing date						30 days
Trading day period prior to maturity date for calculating VWAP price per share						10 days
Number used to calculate product | product						3
Number of shares used to calculate product for consideration in shares | shares						6,600,000
Minimum period for penalty shares to be freely tradable						45 days
Documented Fees and Expenses						$ 75,000
Amount of consideration equal to the product						40,000
Amount to be paid in case of termination of agreement						$ 500,000
Monterey Capital Acquisition Corporation | Meteora | Minimum | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
VWAP Triggered price per share | $ / shares						$ 5
Unsold share price if maturity consideration in cash | $ / shares						2
Unsold share price if maturity consideration in shares | $ / shares						$ 2
Monterey Capital Acquisition Corporation | Meteora | Maximum | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares to be issued | shares						6,600,000
Unsold share price if maturity consideration in cash | $ / shares						$ 2.5
Unsold share price if maturity consideration in shares | $ / shares						$ 2.5
Amount of indebtedness						$ 25,000,000
Monterey Capital Acquisition Corporation | Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum forward purchase transaction amount						75,000
Quarterly fee paid						$ 5,000
Share price | $ / shares						$ 0.05
Disposition of share price | $ / shares						0.03
Monterey Capital Acquisition Corporation | Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Initial price (in dollar per share) | $ / shares								$ 10.1
Extension price per unit | $ / shares						$ 414,000